Long-term debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-term debt	Long-term debt

	Note	December 31, 2025	December 31, 2024
Senior unsecured notes	14(a)	$350,000	$—
Equipment financing	14(b)	309,238	253,639
Credit Facility	14(d)	174,156	395,844
Convertible debentures	14(e)	55,000	129,106
Mortgage	14(f)	26,742	27,600
Unamortized debt premium on senior secured notes	14(a)	3,587	—
Unamortized deferred financing costs	14(g)	(8,337)	(2,596)
		$910,386	$803,593
Less: current portion of long-term debt		(160,557)	(84,194)
		$749,829	$719,399
The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2025, are: $160.5 million in 2026, $85.6 million in 2027, $237.3 million in 2028, $47.7 million in 2029 and $384.0 million in 2030 and thereafter.
a) Senior unsecured notes
On May 1, 2025, the Company completed an initial private placement of $225.0 million aggregate principal amount of senior unsecured notes due May 1, 2030. On October 22, 2025, the Company completed an additional private placement of $125.0 million aggregate principal amount as part of the same series as the initial notes, bringing the total outstanding balance to $350.0 million (the “Notes”). The additional offering was issued at a premium of $3.8 million, included within Long-term debt and amortized straight-line through interest expense. The Notes accrue interest at the rate of 7.75% per annum, payable semi-annually in arrears on November 1 and May 1 each year, commencing on November 1, 2025.
The indenture governing the Notes (the “Indenture”) contains customary covenants that limit the Company's ability, in certain respects and subject to certain qualifications and exceptions, to incur additional debt, issue preferred stock, make certain payments and investments, create liens, enter into transactions with affiliates, consolidate, merge, or transfer property and assets.
In the event of a change in control of the Company, the Company may be required to offer to repurchase Notes for a cash price equal to at least 101% of the aggregate principal amount of Notes outstanding, plus accrued and unpaid interest.
Prior to May 1, 2027, the Company may, upon notice to holders, redeem up to 40% of the principal amount of Notes outstanding by payment of a cash redemption price equal to 107.75% of the principal amount of Notes redeemed from the proceeds of an equity offering, or may redeem more than 40% of the principal amount of Notes outstanding by payment of certain higher premiums set out in more detail in the Indenture. On or after May 1, 2027, the Company may redeem all or any part of the Notes, upon notice to the holders, by paying a cash redemption price equal to 103.875% of the principal amount for redemptions in 2027, 101.938% of the principal amount for redemptions in 2028 and 100% of the principal amount for redemptions in 2029 or later. Upon any redemption, the Company will also pay all accrued and unpaid interest up to the date of redemption.
The Notes are subordinate to the Company's Credit Facility, equipment financing and building mortgage and rank senior to existing convertible debentures.
During the year ended December 31, 2025, the Company incurred financing costs of $8,949 relating to the issuance of the Notes. These costs were capitalized as deferred financing costs and are amortized on a straight-line basis over the contractual terms of the Notes
b) Equipment financing

	Note	December 31, 2025	December 31, 2024
Financing obligations	8,14(c)	$225,294	$197,018
Finance lease obligations	9	81,444	54,558
Promissory notes		2,500	2,063
		$309,238	$253,639

Year ended December 31,	2025			2024
	Additions	Payments	Change in foreign exchange rates	Additions	Payments	Change in foreign exchange rates
Financing obligations	$109,531	$(85,996)	$4,741	$114,930	$(77,363)	$(2,815)
Finance lease obligations	51,266	(25,076)	696	30,377	(28,860)	190
Promissory notes	2,374	(1,937)	—	—	(3,286)	—
	$163,171	$(113,009)	$5,437	$145,307	$(109,509)	$(2,625)
c) Financing obligations
During the year ended December 31, 2025, the Company entered into $109,531 of new financing obligations. These obligations are secured by the corresponding property, plant and equipment and require monthly payments over the contract term. The annual interest rates on the new obligations ranged from 4.32% to 6.98%, with maturities extending through 2030.
During the year ended December 31, 2024, the Company entered into $114,930 of new financing obligations. These obligations are secured by the corresponding property, plant and equipment and require monthly payments over the contract term. The annual interest rates on the new obligations ranged from 5.56% to 7.92%, with maturities extending through 2029.
Subsequent to December 31, 2025, $17,305 recorded under the current portion of long-term debt relating to the financing obligations assignments were removed upon reassignment on January 29, 2026 (note 8).
d) Credit Facility
On May 1, 2025, the Company entered into an Amended and Restated Credit Agreement (the "Credit Facility") with a banking syndicate. The amended agreement matures on May 1, 2028, with an option to extend on an annual basis, subject to certain conditions. The agreement is comprised solely of a revolving facility that includes a Canadian dollar tranche of $300.0 million and an Australian dollar tranche of $250.0 million AUD, totaling $528.9 million of lending capacity using the exchange rate in effect as at December 31, 2025. As at December 31, 2025, the Credit Facility had borrowings of $165.0 million under the Canadian dollar tranche and $10.0 million AUD under the Australian dollar tranche, for total borrowings of $174.2 million using the exchange rate in effect as at December 31, 2025. The Credit Facility permits Senior Unsecured Notes to a limit of $400.0 million, equipment financing to a limit of $400.0 million and certain other borrowings outstanding to a limit of $20.0 million. The permitted amount of $400.0 million for equipment financing includes guarantees provided by the Company to certain joint ventures. During the year ended December 31, 2025, financing costs of $0.6 million were incurred in connection with the amended Credit Facility and are recorded as deferred financing costs in other assets on the Consolidated Balance Sheets.
As at December 31, 2025, there was $32.5 million (December 31, 2024 - $34.0 million) in issued letters of credit under the Credit Facility and the unused borrowing availability was $322.3 million (December 31, 2024 - $92.7 million).
As at December 31, 2025, there was an additional $35.6 million in borrowing availability under finance lease obligations (December 31, 2024 - $86.7 million). Borrowing availability under finance lease obligations considers the current and long-term portion of finance lease obligations and financing obligations, including the finance lease obligations for the joint ventures that the Company guarantees.
The Credit Facility has three financial covenants that must be tested quarterly on a trailing four-quarter basis. As at December 31, 2025, the Company was in compliance with its financial covenants.
•The first covenant is the Senior Debt to Bank EBITDA Ratio
◦"Senior Debt" is defined as the sum of the outstanding principal balance (current and long-term portions) of: (i) finance leases; (ii) borrowings under the Company's credit facilities (including outstanding Letters of Credit); (iii) promissory notes; (iv) financing obligations; and (v) guarantees provided for joint ventures. For clarity, Senior Debt excludes vendor financing, convertible debentures and senior unsecured notes.
◦"Bank EBITDA" is defined as earnings before interest, taxes, depreciation and amortization, excluding the effects of unrealized foreign exchange gain or loss, realized and unrealized gain or loss on derivative financial instruments, cash and non-cash stock-based compensation expense, gain or loss on disposal of property, plant and equipment, acquisition costs, and certain other non-cash items included in the calculation of net income.
◦The Senior Debt to Bank EBITDA Ratio must be no greater than 3.0:1.
•The second covenant is the Total Debt to Bank EBITDA Ratio.
◦"Total Debt" is defined as the sum of the outstanding principal balance (current and long-term portions) of: (i) finance leases; (ii) borrowings under the Company's credit facilities (including outstanding Letters of Credit); (iii) mortgage; (iv) promissory notes; (v) financing obligations; (vi) vendor financing; (vii) guarantees provided for joint ventures; and (viii) senior unsecured notes. For clarity, Total Debt excludes convertible debentures.
◦The Total Debt to Bank EBITDA Ratio must be less than or equal to 4.0:1.
•The third covenant is the Interest Coverage Ratio which is calculated by dividing Bank EBITDA by cash Interest Expense.
◦"Interest Expense" is defined as the aggregate amount of interest and other financing charges paid or payable by the Canadian Borrower, on account of such period with respect to Debt, including interest, amortization of discount and financing fees, commissions, discounts, the interest or time value of money component of costs related to factoring or securitizing receivables or monetizing inventory and other fees and charges payable with respect to letters of credit, letters of guarantee and bankers’ acceptance financing, standby fees, the interest component of Capital Leases, all as determined in accordance with GAAP.
◦The Interest Coverage Ratio must be greater than 3.0:1.
The Credit Facility bears interest at Canadian prime rate, U.S. Dollar Base Rate, Australian Bank Bill Swap Reference Rate ("BBSY"), Canadian bankers’ acceptance rate or the Secured Overnight Financing Rate ("SOFR") (all such terms as used or defined in the Credit Facility), plus applicable margins. Based on amounts drawn as at December 31, 2025, the weighted interest rate for the Credit Facility was 5.60% (December 31, 2024 - 6.74%). The Company is also subject to non-refundable standby fees of 0.40% to 0.75%, depending on the Company's Total Debt to Bank EBITDA Ratio. The Credit Facility is secured by a lien on all of the Company's existing and after-acquired property.
The Company acts as a guarantor for drawn amounts under revolving equipment lease credit facilities which have a combined capacity of $115.0 million for Mikisew North American Limited Partnership ("MNALP"), an affiliate of the Company. This equipment lease credit facility will allow MNALP to avail the credit through a lease agreement and/or equipment finance contract with appropriate supporting documents. As at December 31, 2025, the Company has provided guarantees on this facility of $57.7 million (December 31, 2024 - $61.7 million). The Company is only liable for any shortfall that might exist in the event of a default if proceeds from the sale of the underlying assets are insufficient to cover amounts owing. At this time, there have been no instances or indication that payments will not be made by MNALP and, therefore, no liability has been recorded related to this guarantee. As at December 31, 2025, $37.6 million of the balance of these guarantees was included in the consideration receivable related to the divestiture of the Caterpillar 797 (400-ton) haul trucks and were reassigned on January 29, 2026.
e) Convertible debentures

	December 31, 2025	December 31, 2024
5.50% convertible debentures	$—	$74,106
5.00% convertible debentures	55,000	55,000
	$55,000	$129,106
On January 29, 2025, the Company issued a notice of redemption to the holders of 5.50% convertible debentures at a redemption price equal to their principal amount, plus accrued and unpaid interest thereon up to, but excluding, the redemption date of February 28, 2025. Holders had the option to convert debentures into common shares of the Company prior to the redemption date at a price of $24.23 per share until the redemption date. Any unconverted debentures were redeemed for $1,008.86 per $1,000 principal, including accrued interest. Between January 29, 2025, and February 28, 2025, holders elected to convert $72,749 of the outstanding principal amount into 3,002,231 common shares. The Company paid the remaining balance of $1,357 in cash and delisted the debentures from the Toronto Stock Exchange. The Company also derecognized unamortized deferred financing costs of $1,912 related to these debentures.
The 5.00% convertible debentures were issued March 20, 2019, and mature on March 31, 2026. Interest is payable semi-annually on March 31 and September 30 of each year. The current conversion price is $25.02, and is adjusted upon certain events, including: the subdivision or consolidation of the outstanding common shares, issuance of certain options, rights or warrants, distribution of cash dividends in an amount greater than $0.12 per common share for the 5.00% convertible debentures, and other reorganizations such as amalgamations or mergers. The debentures are redeemable under certain conditions after a change in control has occurred. If a change in control occurs, the Company is required to offer to purchase all of the convertible debentures at a price equal to 101% of the principal amount plus accrued and unpaid interest to the date of purchase. The debentures are otherwise not redeemable by the Company. The remaining unamortized deferred financing costs on the debentures is $80.
f) Mortgage
The mortgage has a maturity date of November 1, 2046, and bears variable interest at a floating base rate of 5.60% minus a variance of 2.20%, equal to 3.40%. The mortgage is secured by the corresponding land and building in Acheson, Alberta.
g) Deferred financing costs

	December 31, 2025	December 31, 2024
Cost	$11,751	$6,336
Accumulated amortization	3,414	3,740
	$8,337	$2,596